Credit Impairment Losses and Provisions - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of credit impairment loss and provisions [abstract]
Impairment losses on loans and advances to banks	£ 0
Impairment losses on Non-trading reverse repurchase agreements	0
Impairment losses on other financial assets at amortised cost	0
Impairment losses on financial assets at FVOCI	£ 0